SUBSEQUENT EVENT: - Legal Proceeding (Details)		6 Months Ended
	Mar. 22, 2022 lawsuit shares	Jun. 30, 2022 lawsuit shares
SUBSEQUENT EVENT:
Number of lawsuits filed		2
Pending Litigation
SUBSEQUENT EVENT:
Number of lawsuits filed		2
Number of shares claimed by plaintiffs | shares		2,000,000
Legal Proceeding
SUBSEQUENT EVENT:
Number of lawsuits filed	2
Legal Proceeding | Pending Litigation
SUBSEQUENT EVENT:
Number of shares claimed by plaintiffs | shares	2,000,000